Organization - Additional Information (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Organization [Line Items]
VIE's net asset balance	¥ 4,092,981,329	$ 642,278,086	¥ 3,967,629,080
Restricted cash	51,793,630	8,127,551	0
Short term investment	2,598,935,704	407,829,725	4,342,356,612
Finance lease receivables	2,443,426,799	383,426,984	¥ 3,489,897,389
Variable Interest Entity, Primary Beneficiary [Member]
Organization [Line Items]
Short term investment	114,706,800	18,000,000
Finance lease receivables	¥ 945,403,768	$ 148,354,481